Acquisitions, investments, purchases of intangible assets and divestitures - Proceeds from divestitures (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Acquisitions, investments, purchases of intangible assets and divestitures
Cash portion of proceeds from divestitures	€ 1,662,458,000	€ 9,634,000